Document And Entity Information	Jan. 17, 2024
Document Information [Line Items]
Entity, Registrant Name	Perspective Therapeutics, Inc.
Document, Type	8-K
Document, Period End Date	Jan. 17, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-33407
Entity, Tax Identification Number	41-1458152
Entity, Address, Address Line One	2401 Elliott Avenue
Entity, Address, Address Line Two	Suite 320
Entity, Address, City or Town	Seattle
Entity, Address, State or Province	WA
Entity, Address, Postal Zip Code	98121
City Area Code	206
Local Phone Number	676-0900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CATX
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000728387